Supplemental Information on Oil and Gas Operations: - Schedule of Standardized Future Cash Flows Relating to Proved Reserves (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Supplemental Information On Oil And Gas Operations
Future cash inflows	$ 27,858,000	$ 26,338,000	$ 26,291,000
Future operating costs	(12,203,000)	(9,686,000)	(10,672,000)
Future development costs	(1,994,000)	(3,345,000)	(3,488,000)
Future asset retirement costs	(146,000)	(141,000)	(139,000)
Future income taxes
Future net cash flows	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$ 9,347,000	$ 9,941,000	$ 8,706,000